Schedule of Investments (unaudited)	iShares® Floating Rate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Auto Manufacturers — 5.7%
American Honda Finance Corp.
5.84%, 01/12/24, (3-mo. SOFR + 0.542%)(a)(b)	$16,579	$16,567,560
5.93%, 09/08/23, (3-mo. LIBOR US + 0.420%)(a)(b)	8,097	8,098,053
6.21%, 01/12/26, (1-day SOFR + 0.920%)(b)	14,811	14,902,532
BMW U.S. Capital LLC
5.51%, 08/12/24, (1-day SOFR + 0.380%)(a)(b)(c)	23,977	23,938,637
5.79%, 04/01/24, (1-day SOFR + 0.530%)(b)(c)	22,870	22,869,314
6.10%, 04/01/25, (1-day SOFR + 0.840%)(b)(c)	8,982	8,991,341
Daimler Trucks Finance North America LLC
5.82%, 12/14/23, (1-day SOFR + 0.500%)(a)(b)(c)	7,915	7,912,151
5.97%, 12/13/24, (1-day SOFR + 0.750%)(b)(c)	12,996	12,962,860
6.27%, 04/05/24, (1-day SOFR + 0.750%)(a)(b)(c)	22,720	22,746,810
General Motors Financial Co. Inc.
5.92%, 10/15/24, (1-day SOFR + 0.620%)(b)	15,508	15,418,519
5.96%, 03/08/24, (1-day SOFR + 0.760%)(b)	16,737	16,709,216
6.20%, 02/26/27, (1-day SOFR + 0.620%)(b)	11,990	11,799,479
6.34%, 11/17/23, (1-day SOFR + 1.200%)(b)	24,333	24,365,363
6.58%, 04/07/25, (1-day SOFR + 1.040%)(a)(b)	16,240	16,246,821
Mercedes-Benz Finance North America LLC
5.90%, 08/01/25	20,000	20,000,000
6.17%, 03/30/25, (1-day SOFR + 0.930%)(a)(b)(c)	24,475	24,475,979
Toyota Motor Credit Corp.
5.49%, 06/18/24, (1-day SOFR + 0.260%)(a)(b)	9,754	9,715,472
5.50%, 09/13/24, (1-day SOFR + 0.290%)(b)	15,506	15,459,017
5.61%, 01/11/24, (1-day SOFR + 0.330%)(a)(b)	21,488	21,479,405
5.61%, 01/13/25, (1-day SOFR + 0.290%)(b)	11,355	11,311,624
5.84%, 01/10/25, (1-day SOFR + 0.560%)(a)(b)	19,663	19,649,432
5.86%, 03/22/24, (1-day SOFR + 0.320%)(a)(b)	5,831	5,824,644
6.03%, 05/18/26(a)(b)	30,351	30,483,937
Volkswagen Group of America Finance LLC, 6.15%, 06/07/24, (1-day SOFR + 0.950%)(b)(c)	23,065	23,054,159
		404,982,325
Banks — 48.0%
American Express Co.
6.64%, 04/25/26 (Call 04/25/25),
(1-day SOFR + 1.320%)(a)(b)	14,800	14,898,864
6.65%, 04/26/26 (Call 04/26/25),
(1-day SOFR + 1.180%)(a)(b)	21,430	21,583,867
ANZ New Zealand Int’l Ltd./London, 5.74%, 02/18/25,
(1-day SOFR + 0.600%)(b)(c)	15,274	15,233,066
Australia & New Zealand Banking Group Ltd., 6.02%, 07/03/25(b)(c)	26,680	26,733,093
Banco Santander SA, 6.39%, 05/24/24,
(1-day SOFR + 1.240%)(a)(b)	21,726	21,820,291
Bank of America Corp.
6.02%, 04/22/25 (Call 04/22/24),
(1-day SOFR + 0.690%)(a)(b)	22,412	22,390,036
6.06%, 10/24/24 (Call 10/24/23),
(1-day SOFR + 0.730%)(a)(b)	13,022	13,017,182
6.10%, 02/05/26 (Call 02/05/25),
(3-mo. LIBOR US + 0.770%)(a)(b)	56,050	56,160,979
6.15%, 12/01/26(b)	11,575	11,209,114
6.15%, 02/04/28 (Call 02/04/27),
(1-day SOFR + 1.050%)(b)	18,100	18,008,233
6.29%, 07/22/27 (Call 07/22/26),
(1-day SOFR + 0.970%)(a)(b)	20,605	20,531,028
6.31%, 09/15/26, (3-mo. LIBOR US + 0.760%)(a)(b)	12,068	11,923,787
Security	Par (000)	Value

Banks (continued)
6.42%, 04/25/25 (Call 04/27/24),
(1-day SOFR + 1.100%)(b)	$17,035	$17,081,165
6.60%, 04/02/26 (Call 04/02/25),
(1-day SOFR + 1.330%)(a)(b)	5,450	5,482,700
Series 2025, 5.76%, 02/04/25 (Call 02/04/24),
(1-day SOFR + 0.660%)(b)	27,155	27,078,966
Bank of Montreal
5.48%, 09/15/23, (1-day SOFR + 0.265%)(b)	22,769	22,767,406
5.55%, 12/08/23, (1-day SOFR + 0.350%)(a)(b)	19,680	19,672,718
5.60%, 07/09/24, (1-day SOFR + 0.320%)(a)(b)	17,700	17,630,616
5.74%, 01/10/25, (1-day SOFR + 0.465%)(a)(b)	19,081	18,979,871
5.84%, 09/15/26, (1-day SOFR + 0.620%)(a)(b)	18,418	18,111,893
5.91%, 03/08/24, (1-day SOFR + 0.710%)(a)(b)	22,939	22,937,853
5.91%, 12/12/24, (1-day SOFR + 0.710%)(a)(b)	10,920	10,911,482
6.26%, 06/07/25, (1-day SOFR + 1.060%)(a)(b)	11,260	11,296,032
6.51%, 06/05/26(a)(b)	37,400	37,582,138
Bank of New York Mellon Corp. (The)
5.59%, 04/26/24 (Call 03/26/24),
(1-day SOFR + 0.260%)(a)(b)	11,473	11,448,448
5.94%, 04/25/25 (Call 03/25/25),
(1-day SOFR + 0.620%)(a)(b)	14,980	14,955,882
Series J, 5.52%, 10/25/24 (Call 09/25/24),
(1-day SOFR + 0.200%)(b)	2,596	2,583,176
Bank of New Zealand, 6.15%, 01/27/27,
(1-day SOFR + 0.810%)(a)(b)(c)	13,535	13,422,389
Bank of Nova Scotia (The)
5.48%, 09/15/23, (1-day SOFR + 0.260%)(b)	18,308	18,300,128
5.72%, 07/31/24, (1-day SOFR + 0.380%)(b)	11,779	11,738,009
5.73%, 03/02/26, (1-day SOFR + 0.545%)(b)	9,634	9,483,517
5.74%, 04/15/24, (1-day SOFR + 0.445%)(b)	28,317	28,253,004
5.74%, 01/10/25, (1-day SOFR + 0.460%)(a)(b)	10,455	10,397,811
5.77%, 09/15/23, (1-day SOFR + 0.550%)(b)	58,448	58,442,155
5.83%, 09/15/26, (1-day SOFR + 0.610%)(a)(b)	13,775	13,552,809
6.16%, 03/11/24, (1-day SOFR + 0.960%)(b)	9,042	9,047,516
6.18%, 04/11/25, (1-day SOFR + 0.900%)(b)	22,110	22,106,020
6.29%, 06/12/25(b)	28,125	28,205,438
Banque Federative du Credit Mutuel SA
5.51%, 02/04/25, (1-day SOFR + 0.410%)(b)(c)	25,221	25,015,953
6.69%, 07/13/26(a)(b)(c)	18,000	18,043,920
BPCE SA
5.86%, 01/14/25, (1-day SOFR + 0.570%)(b)(c)	7,015	6,971,016
6.78%, 09/12/23, (3-mo. LIBOR US + 1.240%)(b)(c)	16,131	16,142,614
Canadian Imperial Bank of Commerce
5.61%, 12/14/23, (1-day SOFR + 0.400%)(a)(b)	15,862	15,842,490
5.72%, 10/18/24, (1-day SOFR + 0.420%)(b)	26,680	26,569,545
6.20%, 09/13/23, (3-mo. LIBOR US + 0.660%)(a)(b)	6,606	6,608,510
6.22%, 04/07/25, (1-day SOFR + 0.940%)(a)(b)	24,615	24,655,369
Citigroup Inc.
5.98%, 06/09/27 (Call 06/09/26),
(1-day SOFR + 0.770%)(b)	19,295	19,051,497
6.00%, 05/01/25 (Call 05/01/24),
(1-day SOFR + 0.669%)(b)	16,786	16,749,407
6.01%, 01/25/26 (Call 01/25/25),
(1-day SOFR + 1.528%)(a)(b)	16,907	16,787,129
6.44%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(a)(b)	18,500	18,519,055
6.54%, 05/24/25 (Call 05/24/24),
(1-day SOFR + 1.372%)(b)	20,790	20,895,613
6.75%, 03/17/26 (Call 03/17/25),
(1-day SOFR + 1.280%)(a)(b)	17,100	17,255,781

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.78%, 07/01/26 (Call 07/01/25),
(3-mo. LIBOR US + 1.250%)(a)(b)	$12,488	$12,630,238
Commonwealth Bank of Australia
5.68%, 07/07/25, (1-day SOFR + 0.400%)(a)(b)(c)	51,621	51,414,000
5.74%, 06/15/26, (1-day SOFR + 0.520%)(a)(b)(c)	13,531	13,443,319
5.94%, 01/10/25, (1-day SOFR + 0.630%)(a)(b)(c)	15,500	15,506,820
5.96%, 03/14/25, (1-day SOFR + 0.400%)(b)(c)	46,166	46,271,720
5.96%, 03/13/26, (1-day SOFR + 0.750%)(a)(b)(c)	15,340	15,345,216
6.19%, 03/14/27, (1-day SOFR + 0.740%)(a)(b)(c)	6,880	6,886,330
6.32%, 06/04/24,
(3-mo. LIBOR US + 0.820%)(a)(b)(c)	9,935	9,962,818
Cooperatieve Rabobank UA, 6.00%, 07/18/25(b)	18,050	18,087,725
Cooperatieve Rabobank UA/NY
5.59%, 01/12/24, (1-day SOFR + 0.300%)(a)(b)	35,530	35,510,103
5.66%, 01/10/25, (1-day SOFR + 0.300%)(a)(b)	16,885	16,828,266
Credit Agricole SA, 6.56%, 07/05/26(b)(c)	15,050	15,103,879
Credit Suisse AG/New York NY
5.50%, 08/09/23, (1-day SOFR + 0.380%)(b)	31,790	31,774,105
5.73%, 02/02/24, (1-day SOFR + 0.390%)(b)	33,890	33,644,297
6.41%, 02/21/25, (1-day SOFR + 0.380%)(a)(b)	5,200	5,151,016
Danske Bank A/S, 6.60%, 09/12/23,
(3-mo. LIBOR US + 1.060%)(a)(b)(c)	10,244	10,245,024
DBS Group Holdings Ltd., 5.44%, 11/22/24,
(1-day SOFR + 0.300%)(b)(c)	3,285	3,273,240
Deutsche Bank AG/New York NY
6.36%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(a)(b)	15,640	14,417,108
Series E, 5.61%, 11/08/23,
(1-day SOFR + 0.500%)(b)	22,725	22,678,868
DNB Bank ASA, 6.08%, 03/28/25 (Call 03/28/24),
(1-day SOFR + 0.830%)(a)(b)(c)	13,709	13,701,186
Federation des Caisses Desjardins du Quebec, 5.59%,
05/21/24, (1-day SOFR + 0.430%)(a)(b)(c)	9,626	9,601,935
Goldman Sachs Group Inc. (The)
5.70%, 09/10/24 (Call 09/10/23),
(1-day SOFR + 0.500%)(b)	15,714	15,658,844
5.80%, 10/21/24 (Call 10/21/23),
(1-day SOFR + 0.490%)(a)(b)	19,801	19,748,131
5.99%, 12/09/26 (Call 12/09/25),
(1-day SOFR + 0.540%)(b)	14,550	14,384,712
6.01%, 03/09/27 (Call 03/09/26),
(1-day SOFR + 0.810%)(a)(b)	17,286	17,028,266
6.02%, 01/24/25 (Call 01/24/24),
(1-day SOFR + 0.620%)(a)(b)	14,670	14,640,073
6.02%, 09/10/27 (Call 09/10/26),
(1-day SOFR + 0.820%)(a)(b)	10,840	10,629,379
6.23%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.920%)(b)	12,495	12,307,825
6.28%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.120%)(a)(b)	19,816	19,631,909
6.61%, 03/15/24, (1-day SOFR + 1.390%)(a)(b)	10,545	10,579,271
7.06%, 11/29/23, (3-mo. SOFR + 1.862%)(a)(b)	69,326	69,579,733
7.07%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.390%)(b)	12,015	12,179,245
7.38%, 10/28/27 (Call 10/28/26),
(3-mo. SOFR + 2.012%)(a)(b)	39,197	39,862,957
Series., 6.49%, 05/15/26 (Call 05/15/25),
(3-mo. LIBOR US + 1.170%)(a)(b)	73,785	74,140,644
Security	Par (000)	Value

Banks (continued)
HSBC Holdings PLC
5.73%, 11/22/24 (Call 11/22/23),
(1-day SOFR + 0.580%)(a)(b)	$18,197	$18,120,209
6.62%, 03/10/26 (Call 03/10/25),
(1-day SOFR + 0.580%)(a)(b)	11,060	11,124,037
6.77%, 03/11/25 (Call 03/11/24),
(3-mo. LIBOR US + 1.230%)(a)(b)	19,383	19,420,409
6.92%, 09/12/26 (Call 09/12/25),
(3-mo. LIBOR US + 0.380%)(a)(b)	25,228	25,354,140
Huntington National Bank (The), 6.33%, 05/16/25
(Call 05/16/24), (1-day SOFR + 1.190%)(a)(b)	7,535	7,358,154
ING Groep NV
6.26%, 04/01/27 (Call 04/01/26),
(1-day SOFR + 1.010%)(a)(b)	16,415	16,175,341
6.53%, 10/02/23, (3-mo. LIBOR US + 1.000%)(a)(b)	18,716	18,720,118
6.89%, 03/28/26 (Call 03/28/25),
(1-day SOFR + 1.010%)(a)(b)	12,984	13,053,724
JPMorgan Chase & Co.
5.72%, 06/01/25 (Call 06/01/24),
(1-day SOFR + 0.535%)(b)	19,379	19,317,181
5.80%, 12/10/25 (Call 12/10/24),
(1-day SOFR + 0.600%)(a)(b)	10,960	10,914,187
5.82%, 06/23/25 (Call 06/23/24),
(1-day SOFR + 0.580%)(a)(b)	18,069	18,017,142
6.00%, 09/22/27 (Call 09/22/26),
(1-day SOFR + 0.765%)(a)(b)	12,500	12,310,375
6.08%, 02/24/26 (Call 02/24/25),
(1-day SOFR + 0.920%)(b)	20,851	20,872,060
6.18%, 06/14/25 (Call 06/14/24),
(1-day SOFR + 0.970%)(a)(b)	18,405	18,435,184
6.20%, 04/22/27 (Call 04/22/26),
(1-day SOFR + 0.885%)(a)(b)	19,165	19,074,733
6.34%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.180%)(a)(b)	38,945	39,148,293
6.39%, 01/10/25 (Call 01/10/24),
(3-mo. SOFR + 1.112%)(a)(b)	18,728	18,759,088
KeyBank NA/Cleveland OH, 5.53%, 06/14/24
(Call 08/31/23), (1-day SOFR + 0.320%)(a)(b)	19,505	19,166,393
Kreditanstalt fuer Wiederaufbau, 6.12%, 02/12/24,
(1-day SOFR + 1.000%)(b)	51,150	51,390,916
Macquarie Bank Ltd.
6.46%, 06/15/26(b)(c)	20,050	20,143,634
6.55%, 03/21/25, (1-day SOFR + 0.300%)(b)(c)	18,340	18,443,438
Macquarie Group Ltd.
6.01%, 10/14/25 (Call 10/14/24),
(1-day SOFR + 0.710%)(b)(c)	12,307	12,190,576
6.17%, 09/23/27 (Call 09/23/26),
(1-day SOFR + 0.920%)(a)(b)(c)	15,445	15,187,377
Mitsubishi UFJ Financial Group Inc.
6.08%, 02/20/26 (Call 02/20/25),
(1-day SOFR + 0.940%)(b)	33,425	33,345,783
6.58%, 09/12/25 (Call 09/12/24),
(1-day SOFR + 1.385%)(a)(b)	13,425	13,472,927
6.74%, 04/17/26 (Call 04/17/25)(a)(b)	22,120	22,288,776
6.96%, 07/18/25 (Call 07/18/24),
(1-day SOFR + 1.650%)(a)(b)	12,385	12,453,241
Mizuho Financial Group Inc.
6.10%, 05/22/26 (Call 05/22/25),
(1-day SOFR + 0.960%)(b)	14,320	14,282,052

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.12%, 09/08/24 (Call 09/08/23),
(3-mo. LIBOR US + 0.610%)(a)(b)	$18,708	$18,697,524
6.54%, 09/11/24 (Call 09/11/23),
(3-mo. LIBOR US + 1.000%)(a)(b)	25,415	25,419,066
Morgan Stanley
5.95%, 01/24/25 (Call 01/24/24),
(1-day SOFR + 0.625%)(b)	46,460	46,342,456
6.10%, 02/18/26 (Call 02/18/25),
(1-day SOFR + 0.950%)(a)(b)	26,092	26,099,828
6.46%, 04/17/25 (Call 04/17/24),
(1-day SOFR + 0.950%)(a)(b)	10,455	10,487,306
Morgan Stanley Bank NA, 6.10%, 07/16/25
(Call 06/16/25)(b)	21,475	21,496,690
National Australia Bank Ltd.
5.68%, 01/12/25, (1-day SOFR + 0.380%)(b)(c)	36,480	36,370,195
5.90%, 05/13/25(b)(c)	29,175	29,240,352
5.95%, 01/12/27, (1-day SOFR + 0.380%)(a)(b)(c)	14,055	13,940,311
National Australia Bank Ltd./New York, 6.07%,
06/09/25, (1-day SOFR + 0.860%)(a)(b)(c)	21,060	21,137,711
National Bank of Canada, 5.60%, 08/06/24,
(1-day SOFR + 0.490%)(a)(b)	14,235	14,188,025
NatWest Markets PLC
5.66%, 08/12/24, (1-day SOFR + 0.530%)(b)(c)	6,595	6,564,531
6.02%, 09/29/26, (1-day SOFR + 0.760%)(b)(c)	10,924	10,698,201
6.69%, 03/22/25, (1-day SOFR + 0.760%)(a)(b)(c)	16,050	16,102,805
Nordea Bank Abp, 6.15%, 06/06/25,
(1-day SOFR + 0.960%)(b)(c)	10,065	10,079,192
Royal Bank of Canada
5.61%, 01/19/24, (1-day SOFR + 0.300%)(b)	24,459	24,412,283
5.62%, 10/07/24, (1-day SOFR + 0.340%)(b)	22,937	22,842,729
5.70%, 07/29/24, (1-day SOFR + 0.360%)(a)(b)	22,990	22,908,156
5.75%, 01/21/25, (1-day SOFR + 0.590%)(b)	16,840	16,751,758
5.78%, 10/26/23, (1-day SOFR + 0.450%)(a)(b)	32,043	32,027,940
5.84%, 01/20/26, (1-day SOFR + 0.525%)(a)(b)	11,228	11,111,004
5.90%, 04/27/26, (1-day SOFR + 0.570%)(a)(b)	22,173	21,916,237
5.93%, 11/02/26, (1-day SOFR + 0.590%)(a)(b)	11,454	11,264,780
6.02%, 01/21/27, (1-day SOFR + 0.440%)(b)	8,874	8,750,119
6.19%, 10/05/23, (3-mo. SOFR + 0.922%)(b)	5,845	5,848,039
6.37%, 01/12/26, (1-day SOFR + 1.080%)(b)	8,128	8,139,623
6.39%, 07/20/26(a)(b)	20,025	20,024,199
Shinhan Bank Co. Ltd., 7.31%, 04/24/25,
(3-mo. LIBOR US + 1.700%)(a)(b)(d)	15,965	16,207,349
Skandinaviska Enskilda Banken AB
5.82%, 09/01/23, (3-mo. LIBOR US + 0.320%)(b)(c)	13,079	13,078,084
6.16%, 06/09/25, (1-day SOFR + 0.960%)(b)(c)	15,850	15,860,303
Societe Generale SA, 6.36%, 01/21/26 (Call 01/21/25),
(1-day SOFR + 1.050%)(a)(b)(c)	27,052	26,832,608
Standard Chartered PLC
6.09%, 11/23/25 (Call 11/23/24),
(1-day SOFR + 0.930%)(b)(c)	18,365	18,203,939
7.00%, 03/30/26 (Call 03/30/25),
(1-day SOFR + 0.930%)(a)(b)(c)	13,980	14,050,599
7.20%, 07/06/27 (Call 07/06/26)(b)(c)	15,400	15,500,408
State Street Corp., 6.18%, 08/03/26 (Call 07/03/26)	15,000	15,000,000
Sumitomo Mitsui Financial Group Inc.
6.17%, 01/14/27, (1-day SOFR + 0.880%)(b)	16,975	16,753,137
6.37%, 10/16/23, (3-mo. SOFR + 1.062%)(a)(b)	27,040	27,067,310
6.60%, 07/13/26(a)(b)	4,500	4,529,520
6.72%, 01/13/26, (1-day SOFR + 1.430%)(a)(b)	7,575	7,638,630
Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Trust Bank Ltd.
5.66%, 09/16/24, (1-day SOFR + 0.440%)(b)(c)	$22,805	$22,744,567
6.31%, 03/09/26, (1-day SOFR + 1.120%)(b)(c)	16,475	16,559,023
Svenska Handelsbanken AB
6.11%, 06/10/25, (1-day SOFR + 0.910%)(b)(c)	15,935	15,959,540
6.47%, 06/15/26(b)(c)	15,000	15,103,050
Swedbank AB
6.18%, 04/04/25, (1-day SOFR + 0.440%)(a)(b)(c)	9,995	9,996,000
6.60%, 06/15/26(b)(c)	18,100	18,238,827
Toronto-Dominion Bank (The)
5.54%, 03/04/24, (1-day SOFR + 0.355%)(a)(b)	28,525	28,477,648
5.55%, 09/10/24, (1-day SOFR + 0.350%)(a)(b)	36,080	35,934,958
5.69%, 01/10/25, (1-day SOFR + 0.590%)(a)(b)	8,825	8,777,522
5.70%, 09/28/23, (1-day SOFR + 0.450%)(a)(b)	9,506	9,503,528
5.79%, 09/10/26, (1-day SOFR + 0.590%)(a)(b)	10,209	10,056,784
6.11%, 03/08/24, (1-day SOFR + 0.410%)(a)(b)	18,515	18,531,293
6.21%, 06/06/25, (1-day SOFR + 1.020%)(a)(b)	15,229	15,281,845
6.38%, 07/17/26(a)(b)	3,750	3,750,375
Truist Bank, 5.50%, 01/17/24 (Call 08/11/23),
(1-day SOFR + 0.200%)(a)(b)	40,124	39,825,076
Truist Financial Corp., 5.60%, 06/09/25 (Call 06/09/24),
(1-day SOFR + 0.400%)(a)(b)	33,860	33,010,114
UBS AG/London
5.48%, 02/09/24, (1-day SOFR + 0.360%)(b)(c)	35,525	35,399,241
5.57%, 08/09/24, (1-day SOFR + 0.450%)(a)(b)(c)	36,190	36,080,344
5.76%, 01/13/25 (Call 12/13/24),
(1-day SOFR + 0.450%)(a)(b)(c)	13,955	13,885,923
UBS Group AG, 6.71%, 05/12/26 (Call 05/12/25),
(1-day SOFR + 1.580%)(a)(b)(c)	21,110	21,232,227
United Overseas Bank Ltd, 5.97%, 04/07/25,
(1-day SOFR + 0.700%)(a)(b)(c)	2,215	2,216,085
Westpac Banking Corp.
5.44%, 11/18/24, (1-day SOFR + 0.300%)(a)(b)	16,142	16,090,668
5.71%, 06/03/26, (1-day SOFR + 0.520%)(a)(b)	11,380	11,280,653
6.17%, 08/26/25, (1-day SOFR + 1.000%)(a)(b)	21,450	21,637,902
6.19%, 02/26/24, (3-mo. SOFR + 1.032%)(a)(b)	18,184	18,201,093
		3,435,831,504
Beverages — 0.2%
PepsiCo Inc., 5.53%, 02/13/26,
(1-day SOFR + 0.400%)(a)(b)	17,374	17,468,688

Chemicals — 0.1%
DuPont de Nemours Inc., 6.43%, 11/15/23,
(3-mo. LIBOR US + 1.110%)(a)(b)	8,816	8,821,642

Diversified Financial Services — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 5.94%, 09/29/23, (1-day SOFR + 0.680%)(b)	15,955	15,943,193
American Express Co.
5.31%, 11/03/23, (1-day SOFR + 0.230%)(a)(b)	13,133	13,121,443
5.75%, 11/04/26 (Call 10/04/26),
(1-day SOFR + 0.650%)(a)(b)	23,613	23,450,070
5.80%, 05/03/24, (1-day SOFR + 0.720%)(a)(b)	19,250	19,267,902
5.89%, 02/13/26 (Call 01/13/26),
(1-day SOFR + 0.760%)(a)(b)	27,407	27,359,586
6.11%, 03/04/25 (Call 02/01/25),
(1-day SOFR + 0.930%)(a)(b)	9,753	9,799,814
6.30%, 07/28/27 (Call 07/28/26)	28,000	27,963,040
BOC Aviation Ltd., 6.67%, 09/26/23 (Call 08/27/23),
(3-mo. LIBOR US + 1.125%)(b)(d)	15,375	15,376,538

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Capital One Financial Corp.
5.89%, 12/06/24 (Call 12/06/23),
(1-day SOFR + 0.690%)(a)(b)	$27,800	$27,520,332
6.47%, 05/09/25 (Call 05/09/24),
(1-day SOFR + 1.350%)(a)(b)	15,400	15,297,436
Charles Schwab Corp. (The)
5.65%, 05/13/26 (Call 04/13/26),
(1-day SOFR + 0.520%)(b)	25,572	25,173,077
5.72%, 03/18/24 (Call 02/18/24),
(1-day SOFR + 0.500%)(a)(b)	36,439	36,344,259
6.23%, 03/03/27 (Call 02/03/27),
(1-day SOFR + 0.520%)(a)(b)	39,560	39,086,467
		295,703,157
Electric — 2.8%
American Electric Power Co. Inc., Series A, 6.11%,
11/01/23 (Call 08/30/23),
(3-mo. LIBOR US + 0.480%)(a)(b)	20,500	20,500,000
CenterPoint Energy Inc., 5.78%, 05/13/24
(Call 08/16/23), (1-day SOFR + 0.650%)(b)	25,343	25,318,417
Dominion Energy Inc., Series D, 6.08%, 09/15/23
(Call 08/21/23), (3-mo. LIBOR US + 0.530%)(b)	35,948	35,948,719
Eversource Energy, 5.38%, 08/15/23,
(1-day SOFR + 0.250%)(a)(b)	5,017	5,014,943
Florida Power & Light Co., 5.67%, 01/12/24
(Call 08/11/23), (1-day SOFR + 0.250%)(a)(b)	33,536	33,532,982
National Rural Utilities Cooperative Finance Corp.
5.51%, 08/07/23, (1-day SOFR + 0.330%)(b)	1,955	1,955,039
Series D, 5.63%, 10/18/24,
(1-day SOFR + 0.330%)(a)(b)	12,440	12,391,857
NextEra Energy Capital Holdings Inc.
5.48%, 11/03/23 (Call 08/31/23),
(1-day SOFR + 0.400%)(b)	37,610	37,597,213
6.25%, 03/21/24 (Call 08/31/23),
(1-day SOFR + 0.400%)(a)(b)	12,710	12,715,719
Southern California Edison Co., 6.09%, 04/01/24
(Call 08/31/23), (1-day SOFR + 0.830%)(b)	15,385	15,374,077
		200,348,966
Food — 0.2%
General Mills Inc., 6.58%, 10/17/23,
(3-mo. SOFR + 1.272%)(a)(b)	12,894	12,883,556

Gas — 0.2%
Spire Missouri Inc., 5.68%, 12/02/24 (Call 08/31/23),
(1-day SOFR + 0.370%)(a)(b)	16,235	16,126,226

Health Care - Products — 0.7%
Baxter International Inc.
5.44%, 12/01/23, (1-day SOFR + 0.260%)(a)(b)	11,760	11,732,482
5.61%, 11/29/24 (Call 10/29/24),
(1-day SOFR + 0.440%)(b)	375	371,707
Thermo Fisher Scientific Inc.
5.69%, 10/18/23 (Call 08/11/23),
(1-day SOFR + 0.390%)(b)	18,885	18,880,468
5.83%, 10/18/24 (Call 08/11/23),
(1-day SOFR + 0.530%)(b)	17,877	17,880,039
		48,864,696
Health Care - Services — 0.7%
Roche Holdings Inc.
5.42%, 03/05/24, (1-day SOFR + 0.240%)(a)(b)(c)	7,944	7,928,986
5.53%, 09/11/23, (1-day SOFR + 0.240%)(a)(b)(c)	17,960	17,957,486
Security	Par (000)	Value

Health Care - Services (continued)
5.76%, 03/10/25, (1-day SOFR + 0.330%)(a)(b)(c)	$25,305	$25,318,158
		51,204,630
Insurance — 7.8%
AIG Global Funding, 5.60%, 12/15/23,
(1-day SOFR + 0.380%)(a)(b)(c)	14,585	14,543,724
Athene Global Funding
5.71%, 08/19/24, (1-day SOFR + 0.560%)(b)(c)	14,870	14,646,653
5.86%, 05/24/24, (1-day SOFR + 0.700%)(b)(c)	55,885	55,339,562
5.99%, 01/07/25, (1-day SOFR + 0.715%)(b)(c)	8,815	8,628,122
Brighthouse Financial Global Funding, 6.05%,
04/12/24, (1-day SOFR + 0.760%)(b)(c)	12,240	12,131,309
GA Global Funding Trust
5.71%, 09/13/24, (1-day SOFR + 0.500%)(a)(b)(c)	19,415	19,069,413
6.64%, 04/11/25, (1-day SOFR + 0.500%)(b)(c)	13,605	13,395,347
Jackson National Life Global Funding, 6.40%, 06/28/24,
(1-day SOFR + 1.150%)(b)(c)	2,900	2,900,290
MassMutual Global Funding II
5.58%, 10/21/24, (1-day SOFR + 0.270%)(a)(b)(c)	18,623	18,561,358
5.65%, 04/12/24, (1-day SOFR + 0.360%)(a)(b)(c)	21,862	21,833,361
6.10%, 03/21/25, (1-day SOFR + 0.270%)(b)(c)	3,330	3,349,913
6.28%, 07/10/26(a)(b)(c)	10,342	10,386,988
Metropolitan Life Global Funding I
5.55%, 09/27/24, (1-day SOFR + 0.300%)(a)(b)(c)	5,730	5,719,801
5.60%, 01/07/24, (1-day SOFR + 0.320%)(a)(b)(c)	13,879	13,875,114
6.14%, 03/21/25, (1-day SOFR + 0.910%)(a)(b)(c)	13,974	13,988,253
New York Life Global Funding
5.62%, 06/06/24, (1-day SOFR + 0.430%)(b)(c)	19,425	19,412,762
5.62%, 01/14/25, (1-day SOFR + 0.190%)(b)(c)	10,105	10,062,660
5.64%, 04/26/24, (1-day SOFR + 0.310%)(a)(b)(c)	7,151	7,144,564
5.67%, 10/21/23, (1-day SOFR + 0.360%)(a)(b)(c)	4,710	4,709,623
5.68%, 06/09/26, (1-day SOFR + 0.480%)(b)(c)	16,180	16,004,123
5.92%, 04/21/25, (1-day SOFR + 0.330%)(b)(c)	20,175	20,152,202
5.92%, 06/13/25(b)(c)	25,025	25,091,817
5.99%, 05/02/25(b)(c)	28,425	28,473,891
6.19%, 04/02/26, (1-day SOFR + 0.930%)(b)(c)	15,420	15,441,588
Northwestern Mutual Global Funding
5.57%, 03/25/24, (1-day SOFR + 0.330%)(a)(b)(c)	13,551	13,524,711
5.92%, 06/13/25(b)(c)	25,000	25,031,000
Pacific Life Global Funding II
5.80%, 06/04/26, (1-day SOFR + 0.620%)(b)(c)	16,360	16,029,528
5.99%, 12/06/24, (1-day SOFR + 0.800%)(a)(b)(c)	8,175	8,153,500
6.06%, 03/30/25, (1-day SOFR+ 0.800%)(b)(c)	15,775	15,756,701
6.08%, 06/16/25(a)(b)(c)	20,000	20,020,800
6.38%, 07/28/26	25,500	25,499,490
Pacific Life Global Funding II., 5.73%, 01/27/25,
(1-day SOFR + 0.620%)(a)(b)(c)	4,455	4,424,261
Principal Life Global Funding II
5.54%, 08/23/24, (1-day SOFR + 0.380%)(b)(c)	7,106	7,089,443
5.74%, 04/12/24, (1-day SOFR + 0.450%)(a)(b)(c)	11,158	11,148,627
Protective Life Global Funding
6.23%, 03/28/25, (1-day SOFR + 0.380%)(a)(b)(c)	13,010	13,041,875
6.25%, 12/11/24, (1-day SOFR + 1.050%)(a)(b)(c)	24,395	24,476,479
		559,058,853
Internet — 0.3%
Tencent Holdings Ltd., 6.47%, 04/11/24,
(3-mo. SOFR + 1.172%)(a)(b)(d)	19,853	19,924,272

Machinery — 2.6%
Caterpillar Financial Services Corp.
5.38%, 05/17/24, (1-day SOFR + 0.245%)(a)(b)	17,775	17,779,444

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
5.45%, 01/10/24, (1-day SOFR + 0.170%)(a)(b)	$19,732	$19,713,254
5.48%, 09/13/24, (1-day SOFR + 0.270%)(b)	30,672	30,626,299
5.58%, 11/13/23, (1-day SOFR + 0.450%)(a)(b)	1,845	1,845,350
5.74%, 06/13/25(b)	9,500	9,516,340
John Deere Capital Corp.
5.47%, 10/11/24, (1-day SOFR + 0.200%)(a)(b)	20,254	20,226,860
5.74%, 03/07/25, (1-day SOFR + 0.200%)(a)(b)	9,136	9,150,983
5.74%, 03/03/26, (1-day SOFR + 0.570%)(a)(b)	22,365	22,108,250
5.76%, 07/03/25(a)(b)	24,835	24,880,945
5.97%, 06/08/26(b)	29,000	29,086,130
		184,933,855
Manufacturing — 1.1%
3M Co., 5.62%, 02/14/24,
(3-mo. LIBOR US + 0.300%)(a)(b)	14,332	14,319,101
General Electric Co., 5.71%, 05/05/26,
(3-mo. LIBOR US + 0.380%)(a)(b)	63,574	63,513,605
		77,832,706
Media — 0.4%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 7.28%, 02/01/24
(Call 01/01/24), (3-mo. SOFR + 1.912%)(b)	29,629	29,740,405

Multi-National — 1.6%
European Investment Bank, 6.15%, 05/21/28(b)(c)	1,600	1,644,048
Inter-American Development Bank, 5.49%, 03/20/28,
(1-day SOFR + 0.270%)(a)(b)	35,650	35,479,950
International Bank for Reconstruction & Development,
5.65%, 01/12/27, (1-day SOFR + 0.370%)(b)	80,500	80,650,535
		117,774,533
Oil & Gas — 0.5%
Chevron USA Inc., 5.54%, 08/11/23,
(3-mo. LIBOR US + 0.200%)(a)(b)	16,100	16,100,161
Shell International Finance BV, 5.72%, 11/13/23,
(3-mo. LIBOR US + 0.400%)(b)	17,635	17,634,295
		33,734,456
Pharmaceuticals — 0.8%
AstraZeneca PLC, 6.00%, 08/17/23,
(3-mo. LIBOR US + 0.665%)(a)(b)	9,128	9,126,448
Bayer U.S. Finance II LLC, 6.56%, 12/15/23
(Call 11/15/23), (3-mo. LIBOR US + 1.010%)(b)(c)	44,175	44,133,034
Pfizer Inc., 5.88%, 09/15/23,
(3-mo. LIBOR US + 0.330%)(a)(b)	6,973	6,970,211
		60,229,693
Pipelines — 0.3%
Enbridge Inc., 5.77%, 02/16/24,
(1-day SOFR + 0.630%)(b)	22,815	22,821,388
TransCanada PipeLines Ltd., 6.72%, 03/09/26
(Call 03/09/24), (1-day SOFR + 1.520%)(a)(b)	1,550	1,552,666
		24,374,054
Real Estate Investment Trusts — 0.6%
Public Storage
5.79%, 04/23/24 (Call 08/16/23),
(1-day SOFR + 0.470%)(a)(b)	22,006	22,008,641
5.93%, 07/25/25(b)	21,285	21,305,646
		43,314,287
Retail — 0.1%
Starbucks Corp., 5.55%, 02/14/24 (Call 08/11/23),
(1-day SOFR + 0.420%)(b)	4,842	4,842,436
Security	Par (000)	Value

Savings & Loans — 0.1%
Nationwide Building Society, 6.43%, 02/16/28
(Call 02/16/27), (1-day SOFR + 1.290%)(b)(c)	$4,408	$4,284,135

Semiconductors — 0.2%
Analog Devices Inc., 5.51%, 10/01/24,
(1-day SOFR + 0.250%)(a)(b)	15,783	15,754,275

Telecommunications — 3.1%
AT&T Inc., 6.72%, 06/12/24,
(3-mo. LIBOR US + 1.180%)(b)	66,619	66,896,801
Verizon Communications Inc.
5.74%, 03/22/24, (1-day SOFR + 0.500%)(b)	15,839	15,846,286
6.02%, 03/20/26, (1-day SOFR + 0.790%)(b)	49,386	49,601,817
6.42%, 05/15/25 (Call 03/15/25),
(3-mo. LIBOR US + 1.100%)(b)	70,496	71,074,067
Vodafone Group PLC, 6.56%, 01/16/24,
(3-mo. LIBOR US + 0.990%)(a)(b)	18,251	18,266,696
		221,685,667

Total Corporate Bonds & Notes — 82.2%
(Cost: $5,892,083,038)		5,889,719,017

Foreign Government Obligations(e)

Canada — 1.5%
CPPIB Capital Inc.
6.44%, 03/11/26, (1-day SOFR + 1.250%)(b)(c)	21,410	21,838,842
6.51%, 04/04/25, (1-day SOFR + 1.250%)(a)(b)(c)	47,800	48,475,892
PSP Capital Inc., 5.41%, 03/03/25,
(1-day SOFR + 0.240%)(b)(c)	34,485	34,436,721
		104,751,455
Netherlands — 0.0%
BNG Bank NV, 6.07%, 08/05/26,
(1-day SOFR + 1.000%)(a)(b)(c)	1,700	1,730,328

Norway — 1.4%
Kommunalbanken AS
5.48%, 10/27/23, (1-day SOFR + 0.160%)(a)(b)(c)	43,692	43,694,185
6.21%, 06/17/26, (1-day SOFR + 1.000%)(b)(c)	59,370	60,378,696
		104,072,881
South Korea — 0.2%
Korea Development Bank (The), 5.45%, 03/09/24,
(1-day SOFR + 0.250%)(b)	12,235	12,221,909

Supranational — 13.3%
Asian Development Bank
6.16%, 08/27/26, (1-day SOFR + 1.000%)(b)	39,625	40,381,837
6.21%, 06/16/26, (1-day SOFR + 1.000%)(b)	33,585	34,243,602
6.26%, 04/06/27, (1-day SOFR + 1.000%)(b)	41,888	42,807,023
Asian Infrastructure Investment Bank (The)
5.51%, 04/15/26, (1-day SOFR + 0.220%)(a)(b)(c)	3,500	3,478,335
5.74%, 08/16/27, (1-day SOFR + 0.620%)(a)(b)(c)	13,450	13,490,485
European Bank for Reconstruction & Development
5.48%, 04/14/26, (1-day SOFR + 0.190%)(a)(b)	76,930	76,843,838
5.58%, 10/15/24, (1-day SOFR + 0.280%)(b)	55,500	55,591,020
European Investment Bank
5.46%, 03/05/24, (1-day SOFR + 0.280%)(b)(c)	49,088	49,136,597
6.31%, 01/21/26, (1-day SOFR + 1.000%)(b)(c)	54,200	55,194,570
Inter-American Development Bank
5.31%, 02/10/26, (1-day SOFR + 0.200%)(b)	51,254	51,193,008
5.32%, 02/04/25, (1-day SOFR + 0.250%)(b)	20,960	20,983,475

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Supranational (continued)
5.38%, 09/16/26, (1-day SOFR + 0.170%)(b)	$54,477	$54,212,787
5.56%, 04/12/27, (1-day SOFR + 0.170%)(b)	68,088	67,955,909
Inter-American Investment Corp., 5.49%, 03/22/24,
(1-day SOFR + 0.270%)(a)(b)	2,450	2,450,221
International Bank for Reconstruction & Development
5.38%, 08/06/24, (1-day SOFR + 0.300%)(b)	43,913	43,999,948
5.38%, 06/15/26, (1-day SOFR + 0.130%)(a)(b)	39,950	39,904,856
5.52%, 09/18/25, (1-day SOFR + 0.310%)(b)	45,980	46,091,272
5.54%, 09/23/26, (1-day SOFR + 0.310%)(b)	54,000	54,081,000
5.57%, 08/19/27, (1-day SOFR + 0.430%)(b)	84,250	84,528,867
5.60%, 06/17/24, (1-day SOFR + 0.390%)(b)	31,145	31,221,928
International Finance Corp.
5.34%, 04/03/24, (1-day SOFR + 0.090%)(b)	18,430	18,429,263
5.49%, 03/16/26, (1-day SOFR + 0.280%)(a)(b)	25,550	25,587,047
Nordic Investment Bank, 6.12%, 05/12/26,
(1-day SOFR + 1.000%)(b)	38,680	39,395,193
		951,202,081
Sweden — 0.5%
Svensk Exportkredit AB, 6.07%, 08/03/26,
(1-day SOFR + 1.000%)(b)	32,035	32,538,911

Total Foreign Government Obligations — 16.9%
(Cost: $1,208,180,568)		1,206,517,565

Total Long-Term Investments — 99.1%
(Cost: $7,100,263,606)		7,096,236,582

Short-Term Securities

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(f)(g)(h)	193,936	193,994,608

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(f)(g)	46,872	$46,872,000

Total Short-Term Securities — 3.3%
(Cost: $240,773,126)		240,866,608

Total Investments — 102.4%
(Cost: $7,341,036,732)		7,337,103,190

Liabilities in Excess of Other Assets — (2.4)%		(174,751,870)

Net Assets — 100.0%		$7,162,351,320

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$222,164,418	$—	$(28,323,482	)(a)	$82,819	$70,853	$193,994,608	193,936	$1,056,451	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	398,752,000	—	(351,880,000	)(a)	—	—	46,872,000	46,872	5,397,634		184
					$82,819	$70,853	$240,866,608		$6,454,085		$184

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$5,889,719,017	$—	$5,889,719,017
Foreign Government Obligations	—	1,206,517,565	—	1,206,517,565
Short-Term Securities
Money Market Funds	240,866,608	—	—	240,866,608
	$240,866,608	$7,096,236,582	$—	$7,337,103,190

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate